Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock	Additional Paid-in Comprehensive	Accumulated Other Loss	Statutory Reserve	Non- Controlling Interests	Retained Earnings	Total
Balance at Oct. 31, 2023			$ 150,000	$ 925,226	$ (458,256)	$ 515,560	$ 244,987	$ 4,183,547	$ 5,561,064
Balance (in Shares) at Oct. 31, 2023	7,575,000	7,425,000
Capital Contributions				70,360					70,360
Net income							41,455	942,407	983,862
Foreign currency translation adjustment					(13,554)				(13,554)
Balance at Apr. 30, 2024			150,000	995,586	(471,810)	515,560	286,442	5,125,954	6,601,732
Balance (in Shares) at Apr. 30, 2024	7,575,000	7,425,000
Balance at Oct. 31, 2024			150,000	1,712,492	(421,542)	705,396	312,483	5,806,881	8,265,710
Balance (in Shares) at Oct. 31, 2024	7,575,000	7,425,000
Net income							9,245	165,925	175,170
Foreign currency translation adjustment					(108,280)				(108,280)
Balance at Apr. 30, 2025			$ 150,000	$ 1,712,492	$ (529,822)	$ 705,396	$ 321,728	$ 5,972,806	$ 8,332,600
Balance (in Shares) at Apr. 30, 2025	7,575,000	7,425,000